SCHEDULE OF INVENTORY (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials		$ 1,677,440	$ 1,293,051
Work-in-process	[1]	11,228	20,660
Semi-finished goods	[2]	271,140	632,670
Finished goods		258,530	609,516
Inventory, subtotal		2,218,338	2,555,897
Less: inventory impairment provision		(874,897)	(1,127,700)	$ (703,712)	$ (1,942,922)
Inventory, net		$ 1,343,441	$ 1,428,197

[1]	Work-in-process primarily consists of battery cells under production or battery pack under assembly process, which will be transferred into Semi-finished goods or finished goods respectively when completed.
[2]	Semi-finished goods are mainly battery cells which can be used to produce battery packs or sold directly.